SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of the Total Potential Ordinary Shares that were Excluded from the Diluted Per Share Calculation (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per Share
Anti-dilutive stock options and awards/units outstanding (in shares)	371	357	390
Stock options and awards/units
Earnings per Share
Anti-dilutive stock options and awards/units outstanding (in shares)	371	357	390